Description of Organization and Business of Operations - Additional Information (Details)			1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended
	Jul. 18, 2021 USD ($) $ / shares shares	Feb. 11, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) Private $ / shares shares	Jul. 30, 2021 USD ($) $ / shares shares	Jan. 24, 2021 $ / shares
Organization And Basis Of Operations [Line Items]
Entity incorporation date				Oct. 29, 2020			Oct. 29, 2020
Cash				$ 24,980	$ 204,797		$ 204,797
Working Capital Deficiency				$ 344,399
Shares issued, price per share | $ / shares		$ 10.00		$ 10.00	$ 10.00		$ 10.00
Gross proceeds of shares issued		$ 345,000,000
Purchase price of warrants | $ / shares				$ 11.50	$ 11.50		$ 11.50		$ 11.50
Proceeds from Private Placement Warrants							$ 9,400,000
Initial public offering costs			$ 19,606,427
Offering costs allocated to stockholders' equity			(18,855,685)		$ (35,641)	$ (18,855,685)
Offering costs allocated to derivative warrant liabilities			$ (750,743)				$ (750,743)
Underwriters' deferred discount		$ 12,075,000
Redeemable percentage of public shares				100.00%			100.00%
Business combination maximum completion period				24 months			24 months
Minimum required percentage of net assets held in trust account				80.00%			80.00%
Minimum target percentage of outstanding voting securities				50.00%			50.00%
Per unit value of initial public offering, including the proceeds of the private placement warrants, are held in a trust account | $ / shares				$ 10.00			$ 10.00
Money market funds maturity period				185 days
Minimum net tangible assets				$ 5,000,001	5,000,001		$ 5,000,001
Maximum amount of interest to pay dissolution expenses				$ 100,000			$ 100,000
Residual assets remaining available for distribution price per share initially held in trust account | $ / shares				$ 10.00			$ 10.00
Cash outside of trust account					204,797		$ 204,797
Working capital					$ 18,502		18,502
Proceeds from sale of founder shares							25,000
Advances from sponsor							188,149
Founder Shares [Member]
Organization And Basis Of Operations [Line Items]
Initial public offering costs							$ 2,400,000
Unsecured Promissory Note | Subsequent Event
Organization And Basis Of Operations [Line Items]
Principal amount								$ 1,500,000
Number of warrant holder to purchase share | shares								1
Common stock, par value | $ / shares								$ 0.0001
Note convertible price | $ / shares								$ 1.50
Class A Common Stock
Organization And Basis Of Operations [Line Items]
Number of warrant holder to purchase share | shares					1		1
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
Class A Common Stock | Subsequent Event
Organization And Basis Of Operations [Line Items]
Shares issued | shares	100,000,000
Shares issued, price per share | $ / shares	$ 10.00								10.00
Purchase price of warrants | $ / shares									$ 11.50
Initial Public Offering
Organization And Basis Of Operations [Line Items]
Shares issued | shares		34,500,000					34,500,000
Shares issued, price per share | $ / shares		$ 10.00			10.00		$ 10.00
Gross proceeds of shares issued		$ 338,100,000
Initial Public Offering | Class A Common Stock
Organization And Basis Of Operations [Line Items]
Shares issued | shares				30,000,000
Shares issued, price per share | $ / shares				$ 10.00
Purchase price of warrants | $ / shares				$ 11.50	$ 11.50		$ 11.50
Minimum restricted percentage on redemption of shares				15.00%			15.00%
Over-allotments
Organization And Basis Of Operations [Line Items]
Shares issued | shares		4,500,000					4,500,000
Over-allotments | Class A Common Stock
Organization And Basis Of Operations [Line Items]
Shares issued | shares				34,500,000
Private Placement Warrants
Organization And Basis Of Operations [Line Items]
Gross proceeds of shares issued		$ 6,900,000
Number of private sales | Private							2
Number of warrants | shares					6,266,667		6,266,667
Purchase price of warrants | $ / shares					$ 1.50		$ 1.50
Proceeds from Private Placement Warrants							$ 9,400,000
Private Placement Warrants | Class A Common Stock | Subsequent Event
Organization And Basis Of Operations [Line Items]
Shares issued | shares	7,500,000
Shares issued, price per share | $ / shares	$ 10.00
Gross proceeds of shares issued	$ 75,000,000